Share-based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based Compensation
24.	Share-based compensation

The Company has a number of share-based compensation plans which include simple and performance warrants, stock options, RSUs and DSUs. Further detail on each of these plans is outlined below. Subsequent to the Company’s initial public offering, the Company established the stock option, RSU and DSU plans to replace the granting of simple warrants and performance warrants.

The components of share-based compensation expense are as follows:

	Year ended December 31
	2021	2020	2019
Equity-settled expense
Simple warrants (A)	2,899	1,539	23,918
Performance warrants (A)	361	(42)	11,023
Stock options (B)	(14)	651	98
Restricted share units (C)	6,789	4,069	220
Shares issued for services	—	—	2,320
Cash-settled expense
Deferred share units (i) (D)	2,272	2,349	1,119
	12,307	8,566	38,698
(i)

Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each period end. Fluctuations in the fair value are recognized during the period in which they occur.

In determining the amount of share-based compensation, the Company used the Black-Scholes option pricing model to estimate the fair value of units granted during the years ended December 31, 2021, December 31, 2020 and December 31, 2019 through the application of the following assumptions:

	December 31, 2021	December 31, 2020	December 31, 2019
Risk-free interest rate	0.45%	0.28% - 0.29%	1.41% - 1.88%
Expected life of units (years)	5	10	2 - 10
Expected annualized volatility	168%	143%	97% - 116%
Expected dividend yield	Nil	Nil	Nil
Weighted average Black-Scholes value of each unit	$0.56	$1.13 - $1.17	$0.67 - $23.55

Volatility was estimated by using the historical volatility of the Company. The expected life in years represents the period of time that the units granted are expected to be outstanding. The risk-free rate was based on Government of Canada bond rates of comparable duration.

Equity-settled plans

a)	Simple and performance warrants

The Company issued simple warrants and performance warrants to employees, directors and others at the discretion of the Board. Simple and performance warrants granted generally vest annually over a three-year period, simple warrants expire five years after the grant date and performance warrants do not expire.

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2021:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2020	3,424,600	$4.41	1,672,000	$4.19
Forfeited	(668,800)	3.36	(204,800)	5.48
Exercised	(120,000)	0.94	(80,000)	1.09
Expired	(41,600)	3.45	—	0.00
Balance at December 31, 2021	2,594,200	$4.86	1,387,200	$4.18

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2020:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2019	9,815,000	$4.01	5,798,822	$2.66
Forfeited	(6,390,400)	3.79	(4,126,822)	2.04
Balance at December 31, 2020	3,424,600	$4.41	1,672,000	$4.19

The following table summarizes outstanding simple and performance warrants as at December 31, 2021:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	889,400	0.72	2.21	889,400	0.72	2.21
$1.25 - $1.88	—	—	—	—	—	—
$2.97 - $4.53	351,200	3.09	3.09	303,200	3.06	3.02
$6.25 - $9.38	1,219,200	6.29	4.72	499,200	6.35	4.70
$12.50 - $37.50	134,400	23.91	5.52	40,000	19.61	4.05
	2,594,200	$4.86	3.68	1,731,800	$3.19	3.11
Performance warrants
$0.63 - $0.94	458,667	0.68	n/a	458,667	0.68	n/a
$1.25 - $1.88	189,333	1.51	n/a	181,333	1.50	n/a
$2.97 - $4.53	504,000	3.16	n/a	504,000	3.16	n/a
$6.25 - $9.38	144,533	7.23	n/a	38,400	6.25	n/a
$12.50 - $37.50	90,667	28.24	n/a	—	—	n/a
	1,387,200	$4.18	n/a	1,182,400	$2.04	n/a

b)	Stock options

The Company issues stock options to employees and others at the discretion of the Board. Stock options granted generally vest annually in thirds over a three-year period and expire ten years after the grant date.

The following table summarizes changes in stock options during the year ended December 31, 2021:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2020	720,600	$1.82
Forfeited	(275,000)	2.60
Expired	(1,000)	3.15
Balance at December 31, 2021	444,600	$1.33

No stock options were granted in 2021. The following table summarizes changes in stock options during the year ended December 31, 2020:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2019	623,850	$4.33
Granted	481,600	1.16
Forfeited	(384,850)	4.96
Balance at December 31, 2020	720,600	$1.82

The following table summarizes outstanding stock options as at December 31, 2021:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$1.15	325,000	8.41	108,332	8.41
$1.19	81,600	8.49	81,600	8.49
$3.15	38,000	6.35	20,500	6.06
	444,600	8.25	210,432	8.21
c)	Restricted share units

RSUs are granted to employees and the vesting requirements and maximum term are at the discretion of the Board. RSUs are exchangeable for an equal number of common shares.

The following table summarizes changes in RSUs during the year ended December 31, 2021:

RSUs outstanding
Balance at December 31, 2020	1,656,916
Granted	12,381,525
Forfeited	(1,582,628)
Exercised	(4,919,883)
Balance at December 31, 2021	7,535,930

The following table summarizes changes in RSUs during the year ended December 31, 2020:

RSUs outstanding
Balance at December 31, 2019	48,883
Granted	3,002,213
Forfeited	(43,813)
Exercised	(1,350,367)
Balance at December 31, 2020	1,656,916

Subsequent to December 31, 2021, the Company granted 15.6 million RSUs to employees as part of its long-term incentive program.

Cash-settled plans

d)	Deferred share units

DSUs are granted to directors and generally vest in equal instalments over one year. The Company intended to settle the DSUs by issuing common shares, however, during the year ended December 31, 2021, the Company changed its intention to settle the DSUs to making a cash payment to the holder equal to the fair value of the Company’s common shares calculated at the date of such payment. Accordingly, $5.1 million representing the previously recognized fair value of the DSUs, was reclassified from contributed surplus to other liabilities.

As at December 31, 2021, included in other liabilities is $4.0 million relating to the fair value of cash-settled DSUs (note 21).

The following table summarizes changes in DSUs during the year ended December 31, 2021:

DSUs outstanding
Balance at December 31, 2020	3,323,263
Granted	2,489,173
Exercised	(300,000)
Balance at December 31, 2021	5,512,436

As at December 31, 2021, 0.6 million DSUs were exercisable.

The following table summarizes changes in DSUs during the year ended December 31, 2020:

DSUs outstanding
Balance at December 31, 2019	367,924
Granted	3,265,503
Forfeited	(310,164)
Balance at December 31, 2020	3,323,263